SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Amortized) (Details)	12 Months Ended
Dec. 31, 2022
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	3 years
Technology services [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	5 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets finite lived, useful life	5 years